Fees Summary	Oct. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000
Previously Paid Amount	0.00
Total Fee Amount	27.62
Total Offset Amount	0.00
Net Fee	$ 27.62